Class A Ordinary Shares Subject to Possible Redemption - Additional Information (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2023	Dec. 31, 2021
Class A Ordinary Shares Subject to Possible Redemption (Details) [Line Items]
Ordinary shares par value (in Dollars per share)	$ 0.00001	$ 0.00001	$ 0.0001
Class A Ordinary Shares [Member] | PATHFINDER ACQUISITION CORPORATION [Member]
Class A Ordinary Shares Subject to Possible Redemption (Details) [Line Items]
Ordinary shares	300,000,000
Ordinary shares par value (in Dollars per share)	$ 0.0001		$ 0.0001
Shares subject to possible redemption	32,500,000		32,500,000
Ordinary shares, vote	one